PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.5%
Penn Series Flexibly Managed Fund*	221,262	$13,724,882
Penn Series Index 500 Fund*	363,184	9,101,403
Penn Series Large Cap Growth Fund*	297,923	6,819,452
Penn Series Large Cap Value Fund*	678,795	20,492,813
Penn Series Large Core Value Fund*	974,214	20,477,977
Penn Series Large Growth Stock Fund*	47,399	2,246,243
Penn Series Mid Cap Growth Fund*	187,596	4,545,439
Penn Series Mid Cap Value Fund*	350,513	8,885,504
Penn Series Mid Core Value Fund*	361,901	9,138,009
Penn Series Real Estate Securities Fund*	259,953	7,078,527
Penn Series Small Cap Growth Fund*	100,586	4,467,033
Penn Series Small Cap Index Fund*	96,505	2,220,576
Penn Series Small Cap Value Fund*	122,590	4,501,486
Penn Series SMID Cap Growth Fund*	72,796	2,253,029
Penn Series SMID Cap Value Fund*	509,171	13,589,776

TOTAL AFFILIATED EQUITY FUNDS (Cost $93,006,855)		129,542,149

AFFILIATED FIXED INCOME FUNDS — 18.2%
Penn Series High Yield Bond Fund*	317,451	4,609,385
Penn Series Limited Maturity Bond Fund*	1,986,022	25,401,227
Penn Series Quality Bond Fund*	726,930	11,652,687

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $37,980,430)		41,663,299

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.8%
Penn Series Developed International Index Fund*	1,486,830	20,399,312
Penn Series Emerging Markets Equity Fund*	1,113,677	13,553,450
Penn Series International Equity Fund*	719,034	22,829,337

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $46,325,542)		56,782,099

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $1,191,211)	1,191,211	1,191,211

TOTAL INVESTMENTS — 100.0% (Cost $178,504,038)		229,178,758

Other Assets & Liabilities — 0.0%		(8,095)

TOTAL NET ASSETS — 100.0%		$229,170,663

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$129,542,149	$129,542,149	$—	$—
AFFILIATED FIXED INCOME FUNDS	41,663,299	41,663,299	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	56,782,099	56,782,099	—	—
SHORT-TERM INVESTMENTS	1,191,211	1,191,211	—	—

TOTAL INVESTMENTS	$229,178,758	$229,178,758	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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